LONG-TERM INVESTMENTS (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2015
Long-term investments
Equity securities without a readily determinable fair value	¥ 11,140	¥ 11,140
Xixi
Long-term investments
Equity securities without a readily determinable fair value	11,000	11,000
Percentage of equity interest				5.21%
Cash consideration				¥ 11,000
Longyan Huiyuan
Long-term investments
Equity securities without a readily determinable fair value	¥ 140	¥ 140
Percentage of equity interest			1.00%
Cash consideration			¥ 140